Summary of Significant Accounting Policies (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Total cash and cash equivalents	$ 1,405	$ 3,562	$ 3,969	$ 1,103